Notes Payable - Schedule of Convertible Notes (Details) - Convertible Notes [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Notes [Line Items]
Convertible notes payable	$ 43,138	$ 43,138	$ 44,939
Less: Discount			9,916
Convertible notes payable, net	$ 43,138	$ 43,138	$ 35,023